Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Cultured Nut Inc [Member]
Disclosure of detailed information about business combination [line items]
Summary of Preliminary Purchase Price Allocation
The purchase price allocation for the acquisition of TCN is summarized as follows:

Acquisition consideration

Cash	$1,000,000

Fair value of common shares	790,566

Contingent consideration	698,000

Working capital consideration	36,219

Total acquisition consideration	$2,524,785

Fair value of TCN’s net assets acquired

Cash and cash equivalents	$ 3,895

Accounts receivable	14,218

Inventory	23,418

Prepaids and deposits	7,788

Right-of-use assets	127,043

Property and equipment	65,851

Goodwill	2,422,916

Accounts payable and accrued liabilities	(12,801)

Lease liabilities	(127,543)

Total fair value of TCN’s net assets acquired	$ 2,524,785

Lloyd James Marketing Group [Member]
Disclosure of detailed information about business combination [line items]
Summary of Preliminary Purchase Price Allocation
The purchase price allocation for the acquisition of Lloyd-James is summarized as follows:

Acquisition consideration

Cash	$325,000

Fair value of common shares	365,871

Contingent consideration	350,000

Working capital consideration	25,648

Total acquisition consideration	$1,066,519

Fair value of Lloyd-James’s net assets acquired

Cash and cash equivalents	$5,411

Accounts receivable	19,936

Goodwill	1,056,619

Accounts payable and accrued liabilities	(15,447)

Total fair value of Lloyd-James’s net assets acquired	$1,066,519